Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,780,022.92

Principal:
Principal Collections	$19,002,524.21
Prepayments in Full	$13,270,239.58
Liquidation Proceeds	$569,494.51
Recoveries	$12,353.24
Sub Total	$32,854,611.54
Collections	$35,634,634.46

Purchase Amounts:
Purchase Amounts Related to Principal	$37,777.14
Purchase Amounts Related to Interest	$177.22
Sub Total	$37,954.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,672,588.82

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,672,588.82
Servicing Fee	$648,689.97	$648,689.97	$0.00	$0.00	$35,023,898.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,023,898.85
Interest - Class A-2 Notes	$43,331.91	$43,331.91	$0.00	$0.00	$34,980,566.94
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$34,787,526.94
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$34,713,851.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,713,851.27
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$34,677,350.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,677,350.77
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$34,648,409.77
Third Priority Principal Payment	$933,741.14	$933,741.14	$0.00	$0.00	$33,714,668.63
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$33,674,765.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,674,765.13
Regular Principal Payment	$30,723,036.62	$30,723,036.62	$0.00	$0.00	$2,951,728.51
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,951,728.51
Residuel Released to Depositor	$0.00	$2,951,728.51	$0.00	$0.00	$0.00
Total		$35,672,588.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$933,741.14
Regular Principal Payment					$30,723,036.62
Total					$31,656,777.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,656,777.76	$72.81	$43,331.91	$0.10	$31,700,109.67	$72.91
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$31,656,777.76	$23.59	$415,392.58	$0.31	$32,072,170.34	$23.90

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$136,837,596.80	0.3147139	$105,180,819.04	0.2419062
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$751,647,596.80	0.5601744	$719,990,819.04	0.5365818

Pool Information
Weighted Average APR	4.292%	4.286%
Weighted Average Remaining Term	44.47	43.61
Number of Receivables Outstanding	41,225	40,310
Pool Balance	$778,427,966.31	$745,249,692.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$756,558,307.53	$724,403,855.66
Pool Factor	0.5752745	0.5507551

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$11,178,745.38
Yield Supplement Overcollateralization Amount	$20,845,836.67
Targeted Overcollateralization Amount	$25,258,873.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$25,258,873.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		104	$298,238.54
(Recoveries)		49	$12,353.24
Net Losses for Current Collection Period			$285,885.30
Cumulative Net Losses Last Collection Period			$2,725,585.24
Cumulative Net Losses for all Collection Periods			$3,011,470.54

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.44%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.42%	507	$10,546,102.84
61-90 Days Delinquent	0.16%	52	$1,220,149.26
91-120 Days Delinquent	0.04%	12	$330,113.35
Over 120 Days Delinquent	0.06%	24	$467,846.90
Total Delinquent Receivables	1.69%	595	$12,564,212.35

Repossession Inventory:
Repossessed in the Current Collection Period		25	$487,529.99
Total Repossessed Inventory		46	$1,023,713.90

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1953%
Preceding Collection Period			0.3976%
Current Collection Period			0.4503%
Three Month Average			0.3477%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1993%
Preceding Collection Period			0.1941%
Current Collection Period			0.2183%
Three Month Average			0.2039%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer